Pension benefits - Consolidated Balance Sheet Position (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Accrued pension liabilities - Non-current liabilities	$ 2	$ 4
Less: Deferred tax (Asset)	(1)	(1)
Shareholders' equity	$ 1	$ 3